Schedule of deferred tax assets (Details) - Dror Ortho Design Ltd [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Net loss carryforwards	$ 2,026,144	$ 1,922,830
Deferred asset before valuation allowance	2,026,144	1,922,830
Valuation allowance	(2,026,144)	(1,922,830)
Net deferred tax asset